-------------------------
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                                                       -------------------------
                                                       OMB Number: 3235-0570

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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22213
                                   ---------------------------------------------

                           AlphaMark Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  250 Grandview Drive, Suite 175        Ft. Mitchell, Kentucky         41017
--------------------------------------------------------------------------------
            (Address of principal executive offices)                 (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (859) 957-1803
                                                    ----------------------------

Date of fiscal year end:        August 31, 2009
                           ---------------------------

Date of reporting period:       February 28, 2009
                           ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.


================================================================================


                            [LOGO OMITTED] ALPHAMARK


                         ALPHAMARK LARGE CAP GROWTH FUND
                         ALPHAMARK SMALL CAP GROWTH FUND



                               SEMI-ANNUAL REPORT
                                February 28, 2009
                                   (Unaudited)


      INVESTMENT ADVISOR                                    ADMINISTRATOR
      ------------------                                    -------------
   ALPHAMARK ADVISORS, LLC                           ULTIMUS FUND SOLUTIONS, LLC
250 Grandview Drive, Suite 175                             P.O. Box 46707
Fort Mitchell, Kentucky 41017                        Cincinnati, Ohio 45246-0707
                                                           1-866-420-3350


================================================================================

ALPHAMARK LARGE CAP GROWTH FUND
PORTFOLIO INFORMATION
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)
                      AS OF FEBRUARY 28, 2009 (UNAUDITED)

                              [BAR CHART OMITTED]

                     Consumer Discretionary           11.8%
                     Consumer Staples                  2.3%
                     Energy                            5.1%
                     Financials                       16.0%
                     Health Care                      17.3%
                     Industrials                      12.8%
                     Information Technology           26.7%
                     Materials                         1.1%
                     Telecommunication Services        4.9%
                     Cash Equivalents                  2.0%
--------------------------------------------------------------------------------

                             TOP TEN EQUITY HOLDINGS
                       AS OF FEBRUARY 28, 2009 (UNAUDITED)

      COMPANY                                         % OF NET ASSETS
      --------------------------------                ---------------
      State Street Corp.                                    4.7%
      TD Ameritrade Holding Corp.                           4.0%
      IntercontinentalExchange, Inc.                        3.9%
      Pharmaceutical Product Development, Inc.              3.7%
      Novo Nordisk A/S - ADR                                3.6%
      Amgen, Inc.                                           3.5%
      Garmin Ltd.                                           3.4%
      Janus Capital Group, Inc.                             3.4%
      Medtronic, Inc.                                       3.3%
      Staples, Inc.                                         3.3%

ALPHAMARK SMALL CAP GROWTH FUND
PORTFOLIO INFORMATION
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)
                      AS OF FEBRUARY 28, 2009 (UNAUDITED)

                              [BAR CHART OMITTED]

                     Consumer Discretionary           14.4%
                     Consumer Staples                 18.2%
                     Energy                            4.4%
                     Financials                        5.3%
                     Health Care                      17.3%
                     Industrials                      17.1%
                     Information Technology           14.0%
                     Materials                         8.8%
                     Cash Equivalents                  0.5%
--------------------------------------------------------------------------------

                             TOP TEN EQUITY HOLDINGS
                       AS OF FEBRUARY 28, 2009 (UNAUDITED)

      COMPANY                                         % OF NET ASSETS
      --------------------------------                ---------------
      American Physicians Service Group, Inc.               5.3%
      Vina Concha Y Toro S.A. - ADR                         5.2%
      Netflix, Inc.                                         5.2%
      Darling International, Inc.                           5.1%
      Open Text Corp.                                       5.0%
      Balchem Corp.                                         5.0%
      Inter Parfums, Inc.                                   4.9%
      Bio-Rad Laboratories, Inc. - Class A                  4.8%
      Kendle International, Inc.                            4.7%
      AZZ, Inc.                                             4.7%

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 98.0%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.8%
   HOTELS, RESTAURANTS & LEISURE - 2.4%
      McDonald's Corp.                                     2,899   $    151,473
                                                                   ------------

   HOUSEHOLD DURABLES - 3.4%
      Garmin Ltd.                                         12,631        216,243
                                                                   ------------

   MEDIA - 2.7%
      News Corp. - Class A                                31,531        175,312
                                                                   ------------

   SPECIALTY RETAIL - 3.3%
      Staples, Inc.                                       13,031        207,844
                                                                   ------------

CONSUMER STAPLES - 2.3%
   PERSONAL PRODUCTS - 2.3%
      Estee Lauder Cos., Inc. (The) - Class A              6,440        145,866
                                                                   ------------

ENERGY - 5.1%
   OIL, GAS & CONSUMABLE FUELS - 5.1%
      Valero Energy Corp.                                  7,352        142,482
      XTO Energy, Inc.                                     5,770        182,678
                                                                   ------------
                                                                        325,160
                                                                   ------------
FINANCIALS - 16.0%
   CAPITAL MARKETS - 12.1%
      Janus Capital Group, Inc.                           48,523        213,986
      State Street Corp.                                  11,833        299,020
      TD Ameritrade Holding Corp.*                        21,707        257,662
                                                                   ------------
                                                                        770,668
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES - 3.9%
      IntercontinentalExchange, Inc.*                      4,404        250,015
                                                                   ------------

HEALTH CARE - 17.3%
   BIOTECHNOLOGY - 3.4%
      Amgen, Inc.*                                         4,499        220,136
                                                                   ------------

   HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
      Medtronic, Inc.                                      7,201        213,078
                                                                   ------------

   LIFE SCIENCES TOOLS & SERVICES - 3.7%
      Pharmaceutical Product Development, Inc.             9,712        232,991
                                                                   ------------

   PHARMACEUTICALS - 6.9%
      Johnson & Johnson                                    4,147        207,350
      Novo Nordisk A/S - ADR                               4,776        231,254
                                                                   ------------
                                                                        438,604
                                                                   ------------

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 12.8%
   AEROSPACE & DEFENSE - 3.0%
      L-3 Communications Holdings, Inc.                    2,824   $    191,044
                                                                   ------------

   COMMERCIAL SERVICES & SUPPLIES - 2.3%
      Waste Management, Inc.                               5,340        144,180
                                                                   ------------

   CONSTRUCTION & ENGINEERING - 1.6%
      Jacobs Engineering Group, Inc.*                      3,075        103,750
                                                                   ------------

   MACHINERY - 5.9%
      Flowserve Corp.                                      3,885        196,076
      Parker Hannifin Corp.                                5,315        177,362
                                                                   ------------
                                                                        373,438
                                                                   ------------
INFORMATION TECHNOLOGY - 26.7%
   COMMUNICATIONS EQUIPMENT - 5.0%
      Corning, Inc.                                       18,665        196,916
      Nokia Corp. - ADR                                   13,064        122,279
                                                                   ------------
                                                                        319,195
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.7%
      Amphenol Corp. - Class A                             6,657        169,221
                                                                   ------------

   INTERNET SOFTWARE & SERVICES - 3.2%
      eBay, Inc.*                                         19,039        206,954
                                                                   ------------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
      Marvell Technology Group Ltd.*                      23,099        173,473
      MEMC Electronics Materials, Inc.*                   12,876        193,269
      Texas Instruments, Inc.                             11,618        166,718
                                                                   ------------
                                                                        533,460
                                                                   ------------
   SOFTWARE - 7.4%
      Adobe Systems, Inc.*                                 8,585        143,370
      Microsoft Corp.                                     10,458        168,897
      Oracle Corp.*                                       10,090        156,799
                                                                   ------------
                                                                        469,066
                                                                   ------------
MATERIALS - 1.1%
   CHEMICALS - 1.1%
      Potash Corp. of Saskatchewan, Inc.                     823         69,107
                                                                   ------------

TELECOMMUNICATION SERVICES - 4.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
      Verizon Communications, Inc.                         5,461        155,802
                                                                   ------------

   WIRELESS TELECOMMUNICATION SERVICES - 2.5%
      Millicom International Cellular S.A.                 4,052        159,527
                                                                   ------------

TOTAL COMMON STOCKS (Cost $6,740,157)                              $  6,242,134
                                                                   ------------

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
MONEY MARKET FUNDS -- 1.7%                                SHARES       VALUE
--------------------------------------------------------------------------------
AIM Liquid Assets Portfolio (The), 0.96%(a)               27,421   $     27,421
Fidelity Institutional Money Market Portfolio -
   Select Class, 1.12%(a)                                 82,265         82,265
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $109,686)                           $    109,686
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 99.7% (Cost $6,849,843)              $  6,351,820

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                            17,914
                                                                   ------------

NET ASSETS -- 100.0%                                               $  6,369,734
                                                                   ============

ADR - American Depositary Receipt.
*     Non-income producing security.
(a)   The rate shown is the 7-day effective yield as of February 28, 2009.

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 99.5%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 14.4%
   AUTO COMPONENTS - 4.5%
      Fuel Systems Solutions, Inc.*                       13,276   $    262,998
                                                                   ------------

   INTERNET & CATALOG RETAIL - 5.2%
      Netflix, Inc.*                                       8,386        303,070
                                                                   ------------

   TEXTILES, APPAREL & LUXURY GOODS - 4.7%
      Phillips-Van Heusen Corp.                           16,688        276,520
                                                                   ------------

CONSUMER STAPLES - 18.2%
   BEVERAGES - 5.2%
      Vina Concha Y Toro S.A. - ADR                        9,462        304,676
                                                                   ------------

   FOOD PRODUCTS - 8.1%
      Darling International, Inc.*                        68,802        297,913
      Omega Protein Corp.*                                74,344        179,912
                                                                   ------------
                                                                        477,825
                                                                   ------------
   PERSONAL PRODUCTS - 4.9%
      Inter Parfums, Inc.                                 52,545        286,896
                                                                   ------------

ENERGY - 4.4%
   OIL, GAS & CONSUMABLE FUELS - 4.4%
      Tesoro Corp.                                        17,746        261,931
                                                                   ------------

FINANCIALS - 5.3%
   INSURANCE - 5.3%
      American Physicians Service Group, Inc.             15,186        314,350
                                                                   ------------

HEALTH CARE - 17.3%
   HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
      Vascular Solutions, Inc.*                           34,120        205,744
                                                                   ------------

   HEALTH CARE PROVIDERS & SERVICES - 4.3%
      AMERIGROUP Corp.*                                   10,200        252,756
                                                                   ------------

   LIFE SCIENCES TOOLS & SERVICES - 9.5%
      Bio-Rad Laboratories, Inc. - Class A*                5,055        281,563
      Kendle International, Inc.*                         15,033        281,117
                                                                   ------------
                                                                        562,680
                                                                   ------------

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 99.5% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 17.1%
   AEROSPACE & DEFENSE - 4.5%
      Elbit Systems Ltd.                                   6,104   $    264,303
                                                                   ------------

   COMMERCIAL SERVICES & SUPPLIES - 3.8%
      North American Galvanizing & Coatings, Inc.*        85,136        221,354
                                                                   ------------

   CONSTRUCTION & ENGINEERING - 4.1%
      Furmanite Corp.*                                    78,692        244,732
                                                                   ------------

   ELECTRICAL EQUIPMENT - 4.7%
      AZZ, Inc.*                                          13,738        278,057
                                                                   ------------

INFORMATION TECHNOLOGY - 14.0%
   COMMUNICATIONS EQUIPMENT - 4.3%
      3Com Corp.*                                        116,000        256,360
                                                                   ------------

   INTERNET SOFTWARE & SERVICES - 5.0%
      Open Text Corp.*                                     9,337        295,142
                                                                   ------------

   SOFTWARE - 4.7%
      NetScout Systems, Inc.*                             20,743        274,015
                                                                   ------------

MATERIALS - 8.8%
   CHEMICALS - 8.8%
      Balchem Corp.                                       14,149        293,592
      Olin Corp.                                          21,499        224,450
                                                                   ------------
                                                                        518,042
                                                                   ------------

TOTAL COMMON STOCKS -- 99.5% (Cost $7,496,979)                     $  5,861,451

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                            26,588
                                                                   ------------

NET ASSETS -- 100.0%                                               $  5,888,039
                                                                   ============

ADR - American Depositary Receipt.
*     Non-income producing security.

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2009 (UNAUDITED)
=============================================================================================
                                                                   ALPHAMARK       ALPHAMARK
                                                                   LARGE CAP       SMALL CAP
                                                                  GROWTH FUND     GROWTH FUND
---------------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
      At acquisition cost                                        $  6,849,843    $  7,496,979
                                                                 ============    ============
      At value (Note 1)                                          $  6,351,820    $  5,861,451
   Dividends receivable                                                 9,197           6,198
   Receivable for investment securities sold                               --          88,750
   Receivable from Advisor (Note 3)                                     4,628           5,272
   Other assets                                                        14,240          14,148
                                                                 ------------    ------------
      TOTAL ASSETS                                                  6,379,885       5,975,819
                                                                 ------------    ------------

LIABILITIES
   Bank overdraft                                                          --          72,704
   Payable for capital shares redeemed                                     --           6,334
   Payable to Administrator (Note 3)                                    4,700           4,700
   Accrued distribution fees (Note 3)                                   1,441           1,442
   Other accrued expenses                                               4,010           2,600
                                                                 ------------    ------------
      TOTAL LIABILITIES                                                10,151          87,780
                                                                 ------------    ------------

NET ASSETS                                                       $  6,369,734    $  5,888,039
                                                                 ============    ============

NET ASSETS CONSIST OF:
   Paid-in capital                                               $  7,386,023    $  8,026,788
   Distributions in excess of net investment income                    (5,338)             --
   Accumulated net investment loss                                         --         (11,724)
   Accumulated net realized losses from security transactions        (512,928)       (491,497)
   Net unrealized depreciation on investments                        (498,023)     (1,635,528)
                                                                 ------------    ------------

NET ASSETS                                                       $  6,369,734    $  5,888,039
                                                                 ============    ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                         820,839         807,122
                                                                 ============    ============

Net asset value, offering price and redemption price per share   $       7.76    $       7.30
                                                                 ============    ============

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 2009 (a) (UNAUDITED)
===================================================================================================
                                                                         ALPHAMARK       ALPHAMARK
                                                                         LARGE CAP       SMALL CAP
                                                                        GROWTH FUND     GROWTH FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend income                                                     $     62,205    $     20,917
   Foreign withholding taxes on dividends                                       (28)           (429)
                                                                       ------------    ------------
      TOTAL INVESTMENT INCOME                                                62,177          20,488
                                                                       ------------    ------------

EXPENSES
   Investment advisory fees (Note 3)                                         29,067          21,477
   Fund accounting fees (Note 3)                                              8,292           8,231
   Administration fees (Note 3)                                               6,400           6,400
   Distribution fees (Note 3)                                                 7,267           5,369
   Custody and bank service fees                                              7,495           2,575
   Transfer agent fees (Note 3)                                               4,000           4,000
   Postage and supplies                                                       3,511           3,633
   Insurance expense                                                          3,217           3,217
   Professional fees                                                          2,200           2,200
   Registration fees                                                          2,137           2,129
   Compliance service fees (Note 3)                                           2,000           2,000
   Trustees' fees                                                               750             750
   Other expenses                                                             1,809           1,636
                                                                       ------------    ------------
      TOTAL EXPENSES                                                         78,145          63,617
   Fees reduced and expenses reimbursed by the Advisor (Note 3)             (34,545)        (31,405)
                                                                       ------------    ------------
      NET EXPENSES                                                           43,600          32,212
                                                                       ------------    ------------

NET INVESTMENT INCOME (LOSS)                                                 18,577         (11,724)
                                                                       ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions                          (608,045)       (491,497)
   Net change in unrealized appreciation/depreciation on investments       (498,023)     (1,635,528)
   Payment by the Administrator for losses realized on the disposal
      of investments (Note 3)                                                95,117              --
                                                                       ------------    ------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                        (1,010,951)     (2,127,025)
                                                                       ------------    ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                             $   (992,374)   $ (2,138,749)
                                                                       ============    ============

(a) Represents the period from the commencement of operations (October 31, 2008) through February 28, 2009.

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
================================================================================
                                                                    PERIOD ENDED
                                                                    FEBRUARY 28,
                                                                      2009 (a)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                           $     18,577
   Net realized losses from security transactions                      (608,045)
   Net change in unrealized appreciation/depreciation
      on investments                                                   (498,023)
   Payment by the Administrator for losses realized on the
      disposal of investments (Note 3)                                   95,117
                                                                   ------------
Net decrease in net assets from operations                             (992,374)
                                                                   ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                           (23,915)
                                                                   ------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                         14,180,776
   Net asset value of shares issued in reinvestment of
      distributions to shareholders                                      23,915
   Payments for shares redeemed                                      (6,868,668)
                                                                   ------------
Net increase in net assets from capital share transactions            7,336,023
                                                                   ------------

TOTAL INCREASE IN NET ASSETS                                          6,319,734

NET ASSETS
   Beginning of period                                                   50,000
                                                                   ------------
   End of period                                                   $  6,369,734
                                                                   ============

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                   $     (5,338)
                                                                   ============

CAPITAL SHARE ACTIVITY
   Shares sold                                                        1,590,913
   Shares reinvested                                                      2,591
   Shares redeemed                                                     (777,665)
                                                                   ------------
   Net increase in shares outstanding                                   815,839
   Shares outstanding at beginning of period                              5,000
                                                                   ------------
   Shares outstanding at end of period                                  820,839
                                                                   ============

(a) Represents the period from the commencement of operations (October 31, 2008) through February 28, 2009.

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
================================================================================
                                                                    PERIOD ENDED
                                                                    FEBRUARY 28,
                                                                       2009(a)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                             $    (11,724)
   Net realized losses from security transactions                      (491,497)
   Net change in unrealized appreciation/depreciation
      on investments                                                 (1,635,528)
                                                                   ------------
Net decrease in net assets from operations                           (2,138,749)
                                                                   ------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                          9,031,085
   Payments for shares redeemed                                      (1,054,297)
                                                                   ------------
Net increase in net assets from capital share transactions            7,976,788
                                                                   ------------

TOTAL INCREASE IN NET ASSETS                                          5,838,039

NET ASSETS
   Beginning of period                                                   50,000
                                                                   ------------
   End of period                                                   $  5,888,039
                                                                   ============

ACCUMULATED NET INVESTMENT LOSS                                    $    (11,724)
                                                                   ============

CAPITAL SHARE ACTIVITY
   Shares sold                                                          928,555
   Shares redeemed                                                     (126,433)
                                                                   ------------
   Net increase in shares outstanding                                   802,122
   Shares outstanding at beginning of period                              5,000
                                                                   ------------
   Shares outstanding at end of period                                  807,122
                                                                   ============

(a) Represents the period from the commencement of operations (October 31, 2008) through February 28, 2009.

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================
                                                              PERIOD ENDED
                                                              FEBRUARY 28,
                                                                 2009 (a)
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

Net asset value at beginning of period                         $    10.00
                                                               ----------

Income (loss) from investment operations:
   Net investment income                                             0.01
   Net realized and unrealized losses on investments                (2.23)
                                                               ----------
Total from investment operations                                    (2.22)
                                                               ----------

Less distributions:
   From net investment income                                       (0.02)
                                                               ----------

Net asset value at end of period                               $     7.76
                                                               ==========

Total return (b)                                                  (22.25%)(c)(d)
                                                               ==========

Net assets at end of period                                    $6,369,734
                                                               ==========

Ratio of gross expenses to average net assets                       2.67%(f)

Ratio of net expenses to average net assets (e)                     1.49%(f)

Ratio of net investment income to average net assets (e)            0.63%(f)

Portfolio turnover rate                                              103%(c)

(a) Represents the period from the commencement of operations (October 31, 2008) through February 28, 2009.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) During the period ended February 28, 2009, the Fund received a payment from the Administrator of $95,117 for losses realized on the disposal of investments, which otherwise would have reduced the total return by 1.60% (Note 3).

(e)   Ratio  was   determined   after   advisory  fee   reductions  and  expense
      reimbursements.

(f)   Annualized.

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================
                                                                 PERIOD ENDED
                                                                 FEBRUARY 28,
                                                                   2009 (a)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------

Net asset value at beginning of period                           $    10.00
                                                                 ----------

Loss from investment operations:
   Net investment loss                                                (0.01)
   Net realized and unrealized losses on investments                  (2.69)
                                                                 ----------
Total from investment operations                                      (2.70)
                                                                 ----------

Net asset value at end of period                                 $     7.30
                                                                 ==========

Total return (b)                                                    (27.00%)(c)
                                                                 ==========

Net assets at end of period                                      $5,888,039
                                                                 ==========

Ratio of gross expenses to average net assets                         2.94%(e)

Ratio of net expenses to average net assets (d)                       1.49%(e)

Ratio of net investment loss to average net assets (d)               (0.54%)(e)

Portfolio turnover rate                                                 44%(c)

(a) Represents the period from the commencement of operations (October 31, 2008) through February 28, 2009.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Ratio  was   determined   after   advisory  fee   reductions  and  expense
      reimbursements.

(e)   Annualized.

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
AlphaMark Large Cap Growth Fund is a no-load, diversified series and AlphaMark Small Cap Growth Fund is a no-load, non-diversified series (individually, a "Fund" and collectively, the "Funds") of AlphaMark Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated June 24, 2008.

The investment objective of each Fund is long-term growth of capital.

On September 3, 2008, 5,000 shares of each Fund were issued for cash, at $10.00 per share, to two individuals, one of which is a Trustee and President of the Trust. The public offering of shares of the Funds commenced on October 31, 2008. The Funds had no operations prior to the public offering of shares except for the initial issuance of shares.

SECURITIES VALUATION - The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask price. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2009, all of the inputs used to value the Funds' investments were Level 1.

SHARE VALUATION - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the period ended February 28, 2009 for AlphaMark Large Cap Growth Fund was ordinary income. There were no distributions for AlphaMark Small Cap Growth Fund during the period ended February 28, 2009.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is each Fund's policy is to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following is computed on a tax basis for each item as of February 28, 2009:

                                                ALPHAMARK       ALPHAMARK
                                                LARGE CAP       SMALL CAP
                                               GROWTH FUND     GROWTH FUND
                                               ------------    ------------

      Tax cost of portfolio investments        $  6,995,713    $  7,496,979
                                               ============    ============

      Gross unrealized appreciation            $    251,907    $    275,824
      Gross unrealized depreciation                (895,800)     (1,911,352)
                                               ------------    ------------

      Net unrealized depreciation                  (643,893)     (1,635,528)
      Other losses                                 (372,396)       (503,221)
                                               ------------    ------------

      Accumulated deficit                      $ (1,016,289)   $ (2,138,749)
                                               ============    ============

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for AlphaMark Large Cap Growth Fund is due to timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax benefit or expense in the current year. Based on management's analysis, FIN 48 does not have a material impact on these financial statements.

2.    INVESTMENT TRANSACTIONS
During the period ended February 28, 2009, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

                                                      ALPHAMARK      ALPHAMARK
                                                      LARGE CAP      SMALL CAP
                                                     GROWTH FUND    GROWTH FUND
                                                     ------------   ------------

      Cost of purchases of investment securities     $ 14,791,079   $ 10,313,291
                                                     ============   ============

      Proceeds from sales of investment securities   $  7,442,878   $  2,324,815
                                                     ============   ============

3.    TRANSACTIONS WITH AFFILIATES
The President of AlphaMark Advisors, LLC (the "Advisor"), the investment advisor to the Funds, is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC ("Ultimus"), the Funds' administrator, transfer agent, and fund accounting agent and Ultimus Fund Distributors, LLC ("UFD"), the Funds' principal underwriter.

The Chief Compliance Officer (the "CCO") of the Trust is an employee of the Advisor. Each Fund reimburses the Advisor $6,000 annually for the services provided by the CCO to the Trust.

INVESTMENT ADVISORY AGREEMENT
Under the terms of Investment Advisory Agreements between the Trust and the Advisor, the Advisor serves as the investment advisor to the Funds. Each Fund pays the Advisor an investment advisory fee computed at the annual rate of 1.00% of its average daily net assets.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The Advisor has contractually agreed, for a period of three years from the Funds' commencement of operations, to reduce its investment advisory fees and to reimburse other Fund operating expenses to the extent necessary to limit each Fund's annual ordinary operating expenses (excluding brokerage costs, taxes, interest, organization costs, Acquired Fund Fees and Expenses and extraordinary expenses) to 1.50% of its average daily net assets. Any such fee reductions or expense reimbursements by the Advisor are subject to repayment by the Funds, provided that the repayment does not cause a Fund's ordinary operating expenses to exceed the expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. As of February 28, 2009, the Advisor may in the future recover fee reductions and expense reimbursements totaling $34,545 and $31,405 from
AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively. The Advisor may recover these amounts no later than February 29, 2012.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides executive and administrative services and internal regulatory compliance services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and prepares materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. This fee is discounted by 20% during the first year of the Funds' operations.

During the period ended February 28, 2009, Ultimus reimbursed $95,117 to the AlphaMark Large Cap Fund for losses realized on the disposal of investments as a result of a cash reporting error.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates each Fund's daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of its average daily net assets and 0.005% of such assets in excess of $500 million. This fee is discounted by 20% during the first year of the Funds' operations.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $20 per shareholder account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 if a Fund has more than 25 but less than 100 shareholder accounts, and $1,500 per month if a Fund has 100 or more shareholder accounts. In addition, each Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, UFD provides distribution services and serves as principal underwriter for the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives compensation of $6,000 annually for its services to the Funds.

DISTRIBUTION PLAN
The Trust has adopted a plan of distribution pursuant Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") which allows the Funds to incur expenses related to the distribution of the Funds' shares. The annual fees payable under the Plan may not exceed an amount equal to 0.25% of a Fund's average daily net assets.

4.    CONTINGENCIES AND COMMITMENTS
The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

ALPHAMARK INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you may incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses. Operating expenses, which are deducted from each Fund's gross income, directly reduce the investment return of the Funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 31, 2008 - February 28, 2009).

The table below illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads or redemption fees. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

ALPHAMARK INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALPHAMARK LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
                                     Beginning        Ending
                                   Account Value   Account Value   Expenses Paid
                                     October 31,    February 28,      During
                                        2008           2009           Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00      $  777.50          $4.39
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return      $1,000.00      $1,011.65          $4.97
--------------------------------------------------------------------------------
* Expenses are equal to AlphaMark Large Cap Growth Fund's annualized expense ratio of 1.49% for the period, multiplied by the average account value over the period, multiplied by 121/365 (to reflect the period covered by this report).


ALPHAMARK SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
                                     Beginning        Ending
                                   Account Value   Account Value   Expenses Paid
                                     October 31,    February 28,      During
                                        2008           2009           Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00      $  730.00          $4.27
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return      $1,000.00      $1,011.64          $4.97
--------------------------------------------------------------------------------
* Expenses are equal to AlphaMark Small Cap Growth Fund's annualized expense ratio of 1.49% for the period, multiplied by the average account value over the period, multiplied by 121/365 (to reflect the period covered by this report).


OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2009 will be available without charge upon request no later than August 31, 2009 by calling toll-free 1-866-420-3350, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-420-3350. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ALPHAMARK INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Trustees, including all of the Independent Trustees voting separately, has reviewed and approved each Fund's Investment Advisory Agreement with the Advisor. Approval took place at an in-person meeting held on September 2, 2008, at which all Trustees were present, including all of the Independent Trustees.

In the course of their consideration of the Investment Advisory Agreements, the Independent Trustees were advised by independent legal counsel. The Independent Trustees received and reviewed a substantial amount of information provided by the Advisor in response to requests of independent legal counsel.

In considering the Investment Advisory Agreements and reaching their conclusions with respect to each Investment Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------

The Trustees received and considered various data and information regarding the nature, extent and quality of services to be provided to the Funds by the Advisor. The most recent investment Advisor registration form for the Advisor was reviewed by the Trustees. The Trustees specifically reviewed the qualifications, background and responsibilities of the Funds' portfolio manager, who will oversee the day-to-day investment management and operations of the Funds, and considered the support resources available to him for investment research. The Trustees also considered the background and responsibilities of the Advisor's compliance and trading staff. The Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services to be provided to the Funds by the Advisor.

EXPENSES AND PERFORMANCE
------------------------

The Trustees considered information regarding each Fund's projected expense ratio and its various components, including contractual advisory fees and fee reductions and/or expense reimbursements. They also considered comparisons of these fees to the expense information for each Fund's peer group, as presented by management. The AlphaMark Large Cap Fund's overall expense ratio, after contractual fee waivers, was compared to an average of funds within the Morningstar category of "U.S. Large Cap Growth Funds." The Trustees observed that the projected overall expense ratio of the AlphaMark Large Cap Fund, after fee waivers, will be higher than the average expense ratio for U.S. Large Cap Growth Funds. The Trustees noted, however, that the average net assets for the funds within that category were considerably higher than the projected net assets for the AlphaMark Large Cap Fund. The AlphaMark Small Cap Fund's overall expense ratio, after contractual fee waivers, was compared to an average of funds within the Morningstar category of "U.S. Small Cap Growth Funds." The Trustees observed that the projected overall expense ratio of the AlphaMark Small Cap Fund, after contractual fee waivers, will be higher than the average expense ratio for U.S. Small Cap Growth Funds. The Trustees noted, however, that the average net assets for the funds within the category were considerably higher than the projected net assets for the AlphaMark Small Cap Fund. The Trustees also observed that, under the expense cap arrangements agreed to by the Advisor, shareholders of each Fund are guaranteed a competitive expense ratio during the initial stages

ALPHAMARK INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

(first three years) of the Funds. The Trustees concluded that the expense ratio for each Fund was reasonable in relation to the average expense ratios for comparable funds in the peer groups presented.

With respect to performance, the Trustees noted that because the Funds have yet not commenced operations, the Funds do not have a performance record to consider. The Trustees did consider the Advisor's separate account performance record with respect to its large cap growth strategy and its small cap growth strategy, noting that with respect to each strategy the Advisor has performed in line with or better than the respective benchmarks for such strategies. The Trustees discussed the limitations associated with mutual fund and separate account performance comparisons. The Trustees concluded that, despite the limitations with such comparisons, the Advisor has demonstrated a satisfactory performance record with respect to each Fund's investment strategy.

INVESTMENT ADVISORY FEE RATES
-----------------------------

The Trustees reviewed and considered the proposed contractual investment advisory fee rate payable by each Fund to the Advisor for investment advisory services. Additionally, the Trustees received and considered information comparing the advisory fee rate of each Fund with those of the other funds in its relevant peer group, as defined above. The Trustees concluded that the advisory fee rate for each Fund was reasonable in relation to the average rates for the peer groups presented.

PROFITABILITY
-------------

The Trustees considered the projected profits of the Advisor and the other ancillary benefits that the Advisor may receive with regard to providing advisory services to the Funds and concluded that, in light of the fact that the Funds are new and have not yet commenced operations, these factors are of limited importance at this time.

ECONOMIES OF SCALE
------------------

The Trustees considered economies of scale, noting that at this stage, the Funds have not had an opportunity to recognize any economies of scale. The Trustees observed that as the Funds grow in assets, this factor will become more relevant to their consideration process.

CONCLUSION
----------

After consideration of these and other factors, the Trustees, including all of the Independent Trustees, concluded that approval of the Investment Advisory Agreements was in the best interest of each Fund and its shareholders.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant's offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AlphaMark Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Michael L. Simon
                              --------------------------------------------------
                                    Michael L. Simon, President

Date          May 8, 2009
        ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Michael L. Simon
                              --------------------------------------------------
                                    Michael L. Simon, President

Date          May 8, 2009
        ---------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          May 8, 2009
        ---------------------------

* Print the name and title of each signing officer under his or her signature.